                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2011


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      13/2/2012
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           78
                                           ---------
Form 13F Information Table Value Total:)   4,541,747
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2        Column 3     Column 4            Column 5             Column 6  Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                 Q4 2011                                                    VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
                 TITLE OF                        VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS           CUSIP      (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
Alcoa Inc             COM       013817101        12.11       1,400                         SOLE      NONE        SHARED
Allstate Corp         COM       020002101       21.928         800                         SOLE      NONE        SHARED
BP Plc ADR            ADR       055622104  16641.20366     389,359                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM       060505104   18016.6518   3,240,405                         SOLE      NONE        SHARED
Baxter Intl           COM       071813109    74947.356   1,514,700                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR       126153105  61674.36639   2,186,259                         SOLE      NONE        SHARED
Canon ADR             ADR       138006309        13860     315,000                         SOLE      NONE        SHARED
Chevron Corp          COM       166764100        42.56         400                         SOLE      NONE        SHARED
Conagra Foods         COM       205887102   92427.0336   3,501,024                         SOLE      NONE        SHARED
Edison Intl           COM       281020107     68773.68   1,661,200                         SOLE      NONE        SHARED
Firstenergy Co        COM       337932107        26.58         600                         SOLE      NONE        SHARED
Gen Electric          COM       369604103  38508.75666   2,150,126                         SOLE      NONE        SHARED
Genuine Parts         COM       372460105     39345.48     642,900                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR       400506101   33774.5168   1,000,430                         SOLE      NONE        SHARED
Heinz H.J             COM       423074103  80735.38172   1,493,993                         SOLE      NONE        SHARED
Home Depot            COM       437076102    56106.584   1,334,600                         SOLE      NONE        SHARED
ING Groep ADR         ADR       456837103       5449.2     760,000                         SOLE      NONE        SHARED
Intel Corp            COM       458140100        76824   3,168,000                         SOLE      NONE        SHARED
Interpublic           COM       460690100    56131.397   5,768,900                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR       464286731       44.498       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR       464286772       47.034         900                         SOLE      NONE        SHARED
IShs MSCI EMF         ADR       464287234     1085.084      28,600                         SOLE      NONE        SHARED
IShs MSCI EAFE        ADR       464287465     4145.661      83,700                         SOLE      NONE        SHARED
ISHS DJUS F Sct       ADR       464287788        29.43         600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR       465562106    94032.384   5,066,400                         SOLE      NONE        SHARED
Johnson&Johnson       COM       478160104   93813.5016   1,430,520                         SOLE      NONE        SHARED
Marathon Oil          COM       565849106     24.14775         825                         SOLE      NONE        SHARED
Microsoft Corp        COM       594918104  90403.28572   3,482,407                         SOLE      NONE        SHARED
Nat Grid ADR          ADR       636274300   4734.16896      97,652                         SOLE      NONE        SHARED
Northern Trust        COM       665859104     76464.48   1,928,000                         SOLE      NONE        SHARED
Pfizer Inc            COM       717081103  104149.2084   4,812,810                         SOLE      NONE        SHARED
PLDT ADR              ADR       718252604  199205.3045   3,457,225                         SOLE      NONE        SHARED
Procter&Gamble        COM       742718109     79585.03   1,193,000                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR       758204200      8193.13     353,000                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR       780259206     45.38889         621                         SOLE      NONE        SHARED
Southwestern          COM       845467109     32163.58   1,007,000                         SOLE      NONE        SHARED
Sysco Corp            COM       871829107    75515.951   2,574,700                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR       874039100  151989.8044  11,773,029                         SOLE      NONE        SHARED
Tata Motors ADR       ADR       876568502     45969.69   2,720,100                         SOLE      NONE        SHARED
Telefonica ADR        ADR       879382208     12015.81     699,000                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR       881624209    569963.92  14,122,000                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR       892331307        12012     182,000                         SOLE      NONE        SHARED
US Bancorp            COM       902973304    59242.205   2,190,100                         SOLE      NONE        SHARED
Unilever PlcADR       ADR       904767704   16891.3984     503,920                         SOLE      NONE        SHARED
UPS                   COM       911312106    61750.403     843,700                         SOLE      NONE        SHARED
Vanguard Emg          COM       922042858     12719.69     333,500                         SOLE      NONE        SHARED
Wal-Mart St           COM       931142103     97468.56   1,631,000                         SOLE      NONE        SHARED
Wells Fargo           COM       949746101   43691.1436   1,585,310                         SOLE      NONE        SHARED
Vale SA ADR           ADR       91912E105    47638.305   2,220,900                         SOLE      NONE        SHARED
Vale Prf ADR          ADR       91912E204  242198.6084  11,757,214                         SOLE      NONE        SHARED
AT & T Inc            COM       00206R102  71741.01312   2,372,388                         SOLE      NONE        SHARED
BCE Inc               COM       05534B760   101651.945   2,393,500                         SOLE      NONE        SHARED
BSCH ADR              ADR       05964H105       4060.8     540,000                         SOLE      NONE        SHARED
Bco Santan ADR        ADR       05965X109     81566.75   1,077,500                         SOLE      NONE        SHARED
BanColombia ADR       ADR       05968L102  36027.48664     604,894                         SOLE      NONE        SHARED
Chunghwa N ADR        ADR       17133Q502  108874.7546   3,271,477                         SOLE      NONE        SHARED
Siderurgica ADR       ADR       20440W105     82343.97  10,066,500                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR       20441W203   193832.172   5,370,800                         SOLE      NONE        SHARED
Duke Energy           COM       26441C105           33       1,500                         SOLE      NONE        SHARED
Enersis SA ADR        ADR       29274F104  205269.5102  11,643,194                         SOLE      NONE        SHARED
Exxon Mobil           COM       30231G102        42.38         500                         SOLE      NONE        SHARED
France Tel ADR        ADR       35177Q105      9818.82     627,000                         SOLE      NONE        SHARED
Glaxo ADR             ADR       37733W105     17430.66     382,000                         SOLE      NONE        SHARED
Grupo Tel ADR         ADR       40049J206  31979.12562   1,518,477                         SOLE      NONE        SHARED
ICICI Bank ADR        ADR       45104G104    19909.719     753,300                         SOLE      NONE        SHARED
KB Fin ADR            ADR       48241A105     3190.412     101,800                         SOLE      NONE        SHARED
KT Corp ADR           ADR       48268K101       29.716       1,900                         SOLE      NONE        SHARED
Kraft Foods           COM       50075N104    65835.792   1,762,200                         SOLE      NONE        SHARED
Marathon Petrol       COM       56585A102      8.72198         262                         SOLE      NONE        SHARED
Merck & Co            COM       58933Y105   123688.422   3,280,860                         SOLE      NONE        SHARED
Novartis ADR          ADR       66987V109     17551.19     307,000                         SOLE      NONE        SHARED
Petroleo ADR          ADR       71654V101      333.558      14,200                         SOLE      NONE        SHARED
Sanofi ADR            ADR       80105N105     14652.54     401,000                         SOLE      NONE        SHARED
3M Co                 COM       88579Y101    33304.975     407,500                         SOLE      NONE        SHARED
UnitedHealth          COM       91324P102    56183.848   1,108,600                         SOLE      NONE        SHARED
Vodafone ADR          ADR       92857W209     11380.18     406,000                         SOLE      NONE        SHARED
Wellpoint             COM       94973V107     47474.75     716,600                         SOLE      NONE        SHARED
Credicorp ADR         ADR       G2519Y108  232979.0896   2,128,246                         SOLE      NONE        SHARED
                            -------------
                            4,541,746.892
                            =============

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